VANECK BDC INCOME ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Number
of Shares Value
COMMON STOCKS: 72.8%
Financial Services : 72.8%
Ares Capital Corp. † 12,653,260 $ 258,253,037
Bain Capital Specialty Finance,
Inc. † 904,719 12,892,246
Barings BDC, Inc. 2,025,372 17,742,259
BlackRock TCP Capital Corp. † 1,882,542 11,671,760
Blackstone Secured Lending
Fund † 2,009,627 52,390,976
Blue Owl Capital Corp. † 12,411,281 158,492,058
Capital Southwest Corp. † 1,231,506 26,920,721
Carlyle Secured Lending, Inc. † 1,500,955 18,761,938
CION Investment Corp. † 1,153,100 10,931,388
Fidus Investment Corp. † 783,242 15,868,483
FS KKR Capital Corp. † 3,249,970 48,522,052
Gladstone Capital Corp. † 494,339 10,811,194
Gladstone Investment Corp. † 846,099 11,693,088
Goldman Sachs BDC, Inc. † 2,374,667 24,150,363
Golub Capital BDC, Inc. † 3,925,116 53,734,838
Hercules Capital, Inc. 2,991,048 56,560,718
Main Street Capital Corp. † 2,171,900 138,111,121
MidCap Financial Investment
Corp. † 2,065,560 24,766,064
Morgan Stanley Direct Lending
Fund † 1,576,334 25,347,451
New Mountain Finance Corp. † 2,119,162 20,428,722
Nuveen Churchill Direct
Lending Corp. † 732,533 10,108,955
Oaktree Specialty Lending
Corp. † 1,774,538 23,157,721
PennantPark Floating Rate
Capital Ltd. † 2,196,491 19,526,805
Number
of Shares Value
Financial Services (continued)
Prospect Capital Corp. † 8,290,661 $ 22,799,318
Sixth Street Specialty Lending,
Inc. † 2,086,298 47,692,772
SLR Investment Corp. † 942,032 14,403,669
Trinity Capital, Inc. † 1,556,619 24,096,462
Underline
Total Common Stocks
(Cost: $1,253,432,886) 1,159,836,179
Par
(000's)
SHORT-TERM INVESTMENTS: 26.9%
United States Treasury Obligations: 26.9%
(Cost: $428,849,376)
United States Treasury Bills (y)
4.20%, 01/15/26 # 82,646 81,726,393
4.29%, 10/16/25 # 347,790 347,203,250
428,929,643
Total Investments Before Collateral for
Securities Loaned: 99.7%
(Cost: $1,682,282,262) 1,588,765,822
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 8.0%
Money Market Fund: 8.0%
(Cost: $127,526,208)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 4.18%(x) 127,526,208 127,526,208
Total Investments: 107.7%
(Cost: $1,809,808,470) 1,716,292,030
Liabilities in excess of other assets: (7.7)% (121,995,046)
NET ASSETS: 100.0% $ 1,594,296,984
Total Return Swap Contracts
Long Exposure
Reference
Obligation
Notional
Amount Counterparty
Rate paid by
the Fund
Payment
Frequency
Termination
Date
Unrealized
Appreciation/
(Depreciation)
% of Net
Assets
MVIS US Business
Development
Companies Index $201,885,351 UBS 4.83%(a) Monthly 10/15/25 $ (13,359,061) 0.8%
MVIS US Business
Development
Companies Index $242,764,141 UBS 5.03%(b) Monthly 10/15/25 (15,813,212) 1.0%
MVIS US Business
Development
Companies Index $10,132,820
Bank of
America 4.62%(c) Monthly 09/01/26 (846,005) 0.1%
$(30,018,278)

VANECK BDC INCOME ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Footnotes:
† Security fully or partially on loan. Total market value of securities on loan is $276,131,671.
(y) Rate shown is the calculated yield to maturity
# All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $74,946,087.
(x) Rate shown is the 1-day yield as of 09/30/25.
(a) The rate shown reflects the rate in effect at September 30, 2025: Secured Overnight Financing Rate + 0.70%.
(b) The rate shown reflects the rate in effect at September 30, 2025: Secured Overnight Financing Rate + 0.90%.
(c) The rate shown reflects the rate in effect at September 30, 2025: Secured Overnight Financing Rate + 0.53%.